Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR(1)	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)	COMPENSATION ACTUALLY PAID TO PEO(2) ($)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEO ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEO(2) ($)	TOTAL UNITHOLDER RETURN ($)	PEER GROUP TOTAL UNITHOLDER RETURN(3) ($)	NET INCOME ($MMS)(4)	FREE CASH FLOW BEFORE GROWTH(5) ($)
(A)	(B)	(C)	(D)	(E)	(F)	(G)	(H)	(I)
2025	2,371,641	2,807,992	849,080	892,169	17.77	133.09	(29)	746
2024	—	—	—	—	31.63	114.69	(23)	782
2023	—	—	—	—	46.77	92.92	200	689

(1)
During 2025, our PEO was Mr. Liu. During 2025, our non-PEO NEO was Ms. Geoffroy.

(2)
The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at “compensation actually paid” during each year:

PEO and average non-PEO NEOs summary compensation table total to compensation actually paid reconciliation
YEAR	EXECUTIVE(S)	SUMMARY COMPENSATION TABLE TOTAL ($)	DEDUCT OPTION AND STOCK AWARDS GRANTED IN FISCAL YEAR ($)	ADD FAIR VALUE AT FISCAL YEAR-END OF UNVESTED OPTION AND STOCK AWARDS GRANTED IN FISCAL YEAR ($)	ADD CHANGE IN FAIR VALUE OF UNVESTED OPTION AND STOCK AWARDS GRANTED IN PRIOR FISCAL YEAR ($)	ADD CHANGE IN FAIR VALUE OF OPTION AND STOCK AWARDS VESTED IN FISCAL YEAR ($)	DEDUCT FAIR VALUE OF OPTION AND STOCK AWARDS FORFEITED IN FISCAL YEAR ($)	DEDUCT CHANGE IN PENSION VALUE AND NONQUALIFIED DEFERRED COMPENSATION EARNINGS COLUMN OF THE SCT ($)	ADD PENSION SERVICE COST ($)	ADD DIVIDENDS PAID ON UNVESTED SHARES IN FISCAL YEAR ($)	COMPENSATION ACTUALLY PAID ($)(i)
2025	PEO	2,371,641	1,099,986	1,289,980	108,998	125,584	—	26,768	10,173	28,369	2,807,992
	Other NEO	849,080	119,927	139,104	28,033	(6,019)	—	9,098	9,098	1,897	892,169

(i)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid, dividends paid in cash, and pension service cost for each year shown. The fair value of performance share awards was determined using the Monte-Carlo simulation process and the fair value of stock options was determined using the Black-Scholes pricing model. Compensation actually paid does not represent annual compensation realized.

(3)
TSR is determined based on the value of an initial fixed investment of $100 and reflects reinvestment of dividends. The TSR peer group consists of the S&P 500 Utilities Index.

(4)
Net income excludes net income attributable to non-controlling interests.

(5)
Free cash flow before growth is reported for 2024 and 2025; this metric was not calculated nor reported in 2023. The $689 million shown for 2023 represents cash available for distribution (“CAFD”), which was replaced by free cash flow before growth.

Company Selected Measure Name	FREE CASH FLOW BEFORE GROWTH
Named Executive Officers, Footnote	(1) During 2025, our PEO was Mr. Liu. During 2025, our non-PEO NEO was Ms. Geoffroy.
Peer Group Issuers, Footnote	(3) TSR is determined based on the value of an initial fixed investment of $100 and reflects reinvestment of dividends. The TSR peer group consists of the S&P 500 Utilities Index.
PEO Total Compensation Amount	$ 2,371,641
PEO Actually Paid Compensation Amount	$ 2,807,992
Adjustment To PEO Compensation, Footnote
(2)
The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at “compensation actually paid” during each year:

PEO and average non-PEO NEOs summary compensation table total to compensation actually paid reconciliation
YEAR	EXECUTIVE(S)	SUMMARY COMPENSATION TABLE TOTAL ($)	DEDUCT OPTION AND STOCK AWARDS GRANTED IN FISCAL YEAR ($)	ADD FAIR VALUE AT FISCAL YEAR-END OF UNVESTED OPTION AND STOCK AWARDS GRANTED IN FISCAL YEAR ($)	ADD CHANGE IN FAIR VALUE OF UNVESTED OPTION AND STOCK AWARDS GRANTED IN PRIOR FISCAL YEAR ($)	ADD CHANGE IN FAIR VALUE OF OPTION AND STOCK AWARDS VESTED IN FISCAL YEAR ($)	DEDUCT FAIR VALUE OF OPTION AND STOCK AWARDS FORFEITED IN FISCAL YEAR ($)	DEDUCT CHANGE IN PENSION VALUE AND NONQUALIFIED DEFERRED COMPENSATION EARNINGS COLUMN OF THE SCT ($)	ADD PENSION SERVICE COST ($)	ADD DIVIDENDS PAID ON UNVESTED SHARES IN FISCAL YEAR ($)	COMPENSATION ACTUALLY PAID ($)(i)
2025	PEO	2,371,641	1,099,986	1,289,980	108,998	125,584	—	26,768	10,173	28,369	2,807,992
	Other NEO	849,080	119,927	139,104	28,033	(6,019)	—	9,098	9,098	1,897	892,169

(i)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid, dividends paid in cash, and pension service cost for each year shown. The fair value of performance share awards was determined using the Monte-Carlo simulation process and the fair value of stock options was determined using the Black-Scholes pricing model. Compensation actually paid does not represent annual compensation realized.

Non-PEO NEO Average Total Compensation Amount	$ 849,080
Non-PEO NEO Average Compensation Actually Paid Amount	$ 892,169
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The following table sets forth the adjustments made during each year represented in the PVP Table to arrive at “compensation actually paid” during each year:

PEO and average non-PEO NEOs summary compensation table total to compensation actually paid reconciliation
YEAR	EXECUTIVE(S)	SUMMARY COMPENSATION TABLE TOTAL ($)	DEDUCT OPTION AND STOCK AWARDS GRANTED IN FISCAL YEAR ($)	ADD FAIR VALUE AT FISCAL YEAR-END OF UNVESTED OPTION AND STOCK AWARDS GRANTED IN FISCAL YEAR ($)	ADD CHANGE IN FAIR VALUE OF UNVESTED OPTION AND STOCK AWARDS GRANTED IN PRIOR FISCAL YEAR ($)	ADD CHANGE IN FAIR VALUE OF OPTION AND STOCK AWARDS VESTED IN FISCAL YEAR ($)	DEDUCT FAIR VALUE OF OPTION AND STOCK AWARDS FORFEITED IN FISCAL YEAR ($)	DEDUCT CHANGE IN PENSION VALUE AND NONQUALIFIED DEFERRED COMPENSATION EARNINGS COLUMN OF THE SCT ($)	ADD PENSION SERVICE COST ($)	ADD DIVIDENDS PAID ON UNVESTED SHARES IN FISCAL YEAR ($)	COMPENSATION ACTUALLY PAID ($)(i)
2025	PEO	2,371,641	1,099,986	1,289,980	108,998	125,584	—	26,768	10,173	28,369	2,807,992
	Other NEO	849,080	119,927	139,104	28,033	(6,019)	—	9,098	9,098	1,897	892,169

(i)
Reflects the value of equity calculated in accordance with the SEC methodology for determining compensation actually paid, dividends paid in cash, and pension service cost for each year shown. The fair value of performance share awards was determined using the Monte-Carlo simulation process and the fair value of stock options was determined using the Black-Scholes pricing model. Compensation actually paid does not represent annual compensation realized.

Tabular List, Table
Tabular list of most important measures to determine 2025 compensation actually paid
The list below represents the financial performance measures that the Company considers to have been the most important in linking CAP to our principal executive officer (“PEO”) and non-PEO NEOs for 2025 to Company performance. The measures are not ranked. Descriptions of these measures, and the manner in which these measures determine the amounts of incentive compensation paid to our NEOs, is described in our Compensation Discussion & Analysis within the sections titled “2025 Annual Performance-Based Incentive Compensation” and “2025 Long-Term Performance-Based Equity Compensation.”
•
XPLR EBITDA

•
Free Cash Flow Before Growth

•
Total Unitholder Return

Total Shareholder Return Amount	$ 17.77	31.63	46.77
Peer Group Total Shareholder Return Amount	133.09	114.69	92.92
Net Income (Loss)	$ (29,000,000)	$ (23,000,000)	$ 200,000,000
Company Selected Measure Amount	746	782	689
PEO Name	Mr. Liu.
Measure:: 1
Pay vs Performance Disclosure
Name	XPLR EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow Before Growth
Non-GAAP Measure Description
(5)
Free cash flow before growth is reported for 2024 and 2025; this metric was not calculated nor reported in 2023. The $689 million shown for 2023 represents cash available for distribution (“CAFD”), which was replaced by free cash flow before growth.

Measure:: 3
Pay vs Performance Disclosure
Name	Total Unitholder Return
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (26,768)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,173
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,099,986)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,289,980
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,998
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	125,584
PEO | Fair Value Of Option and Stock Awards Forfeited in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,369
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,098)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,098
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(119,927)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	139,104
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,033
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,019)
Non-PEO NEO | Fair Value Of Option and Stock Awards Forfeited in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,897